Summary of Significant Accounting Policies: Retirement Benefit Obligations (Policies)	12 Months Ended
Dec. 31, 2011
Retirement Benefit Obligations:
Retirement Benefit Obligations

(s)            Retirement benefit obligations

The Group’s Russian subsidiaries are legally obligated to make defined contributions to the Russian pension fund, managed by the Russian Federation Social Security (a defined contribution plan financed on a pay-as-you-go basis). The Group’s contributions to the Russian pension fund relating to defined contribution plans are charged to income in the year, to which they relate.

In 2009, contribution to the Russian pension fund together with other social contributions were included within a unified social tax (“UST”), which was calculated by the application of a regressive rate from 26% (applied to the part of the annual gross salary below 280 thousand Russian rubles (or approximately $9) to 104.8 thousand Russian rubles plus 2% (applied to the part of the annual gross salary above 600 thousand Russian rubles) to the annual gross remuneration of each employee. UST was allocated to three social funds (including the Russian pension fund), where the rate of contributions to the Russian pension fund varied from 14% (applied to the part of the annual gross salary below 280 thousand Russian rubles) to 56.8 thousand Russian rubles (applied to the part of the annual gross salary exceeding 600 thousand Russian rubles).

In 2010, changes were introduced to the Russian tax legislation. The UST was replaced by the direct insurance contributions to the national extra-budgetary funds. In 2010, the total rate of social contributions was 26%: contributions to the Russian pension fund in the amount of 20% of the annual gross salary of each employee, contributions to the fund of obligatory medical insurance in the amount of 3.1%, and contributions to the social insurance fund in the amount of 2.9%. These rates were applied to part of the annual gross salary below 415 thousand Russian rubles (approximately $13.6) for each employee and 0% thereafter.

In 2011, the contributions to the Russian pension fund and the fund of obligatory medical insurance were further increased to 26% and 5.1%, respectively. These rates were applied to part of annual gross salary below 463 thousand Russian rubles (approximately $15.8) for each employee and 0% thereafter. Annual gross salaries exceeding that amount were non-taxable.

Contributions to the Russian pension fund for the years ended December 31, 2011, 2010 and 2009 were $211,732, $134,579 and $75,164, respectively.

The BCG Companies contribute to multiemployer defined benefit pension plans sponsored by the United Mine Workers of America (“UMWA”) labor union. The amount of contributions to the UMWA, which is based on the number of employees, a specified rate and the total number of employee hours worked for the year ended December 31, 2011 and 2010 was $3,900 and $4,238, respectively, and for the period from the acquisition date through December 31, 2009 was approximately $2,000.

In addition, the Group has a number of defined benefit pension plans that cover the majority of production employees. Benefits under these plans are primarily based upon years of service and average earnings. The Group accounts for the cost of defined benefit plans using the projected unit credit method. Under this method, the cost of providing pensions is charged to the income statement, so as to attribute the total pension cost over the service lives of employees in accordance with the benefit formula of the plan.

The Group’s obligation in respect of defined retirement benefit plans is calculated separately for each defined benefit plan by discounting the amounts of future benefits that employees have already earned through their service in the current and prior periods. The discount rate applied represents the yield at the year end on highly rated long-term bonds.

The Group’s U.S. subsidiaries adopted FASB ASC 715, “Compensation – Retirement Benefits” (“ASC 715”), and use the Projected Unit Credit method of accounting for post-retirement health care benefits, which is intended to match revenues with expenses and attributes an equal amount of an employee’s projected benefit to each year from date of plan entry to the date that the employee is first eligible to retire with full benefits. The actuarially estimated accumulated postretirement benefit obligation (“APBO”) was recognized at the acquisition of the U.S. subsidiaries on May 7, 2009 (refer to Note 3(e)). The APBO represents the present value of the estimated future benefits payable to current retirees and a pro rata portion of estimated benefits payable to active employees upon retirement (refer to Note 16).